SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)		6 Months Ended		12 Months Ended
	Sep. 03, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
SHARE-BASED COMPENSATION
Contractual term		10 years
Employee Stock Option | Minimum
SHARE-BASED COMPENSATION
Share based payment award, vesting period		3 years
Employee Stock Option | Maximum
SHARE-BASED COMPENSATION
Share based payment award, vesting period		4 years
Service-based Options
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 1,300,000	$ 400,000
Intrinsic value of options exercised		$ 300,000	$ 0
Weighted-average period		3 years 3 months 18 days
Weighted average grant-date fair value		$ 1.09	$ 0.4
Dividends payments		$ 0
Unrecognized share-based compensation		5,100,000
Market and Service-based Options
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 4,900,000	$ 0
Granted			0
Exercised		0	0
Weighted-average period		2 years 10 months 24 days
Weighted average grant-date fair value		$ 0.59
Unrecognized share-based compensation		$ 23,200,000
Time-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 700,000	$ 100,000
Weighted-average period		2 years 8 months 12 days
Weighted average grant-date fair value		$ 0.77	$ 0.53
Unrecognized share-based compensation		$ 4,800,000
Market-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense		$ (300,000)	$ 100,000
Number of shares granted		0	0	2,863,500
Share-based compensation expense remained		$ 0
Predecessor Plans
SHARE-BASED COMPENSATION
Share based payment award, number of shares available to issue		0
2025 Share Incentive Scheme
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized	13,238,741
2025 Omnibus Share Incentive Plan
SHARE-BASED COMPENSATION
Ordinary shares available for issuance		10,523,854
Number of additional shares authorized	18,810,820